Submission	Jun. 25, 2025
Submission [Line Items]
Central Index Key	0001163653
Registrant Name	NOMURA HOLDINGS, INC.
Registration File Number	333-283915
Form Type	F-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES